Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-4

Collection Period	03/01/17-03/31/17
Determination Date	4/10/2017
Distribution Date	4/17/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$436,372,210.00
2.	Collections allocable to Principal		$20,768,059.00
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$920,242.87
5.	Pool Balance on the close of the last day of the related Collection Period		$414,683,908.13
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		38,829
7.	Initial Pool Balance		$1,165,000,005.66
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$238,547,209.97	$216,858,908.10
	e. Class A-4 Note Balance	$116,900,000.00	$116,900,000.00
	f. Class B Note Balance	$29,100,000.00	$29,100,000.00
	g. Class C Note Balance	$27,400,000.00	$27,400,000.00
	h. Class D Note Balance	$18,600,000.00	$18,600,000.00
	i. Note Balance (sum a - h)	$430,547,209.97	$408,858,908.10
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.5875547	0.5341352
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.3695684	0.3509519
10.	Overcollateralization Target Amount		$5,825,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,825,000.03
12.	Weighted Average Coupon	%	6.99%
13.	Weighted Average Original Term (months)	months	66.32
14.	Weighted Average Remaining Term (months)	months	34.80
15.	1-Month LIBOR for the interest period ending 4/16/2017		0.91222%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/16/2017		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,531,818.07
	b. Liquidation Proceeds allocable to Finance Charge		$2,631.26
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,534,449.33
18.	Principal:
	a. Collections allocable to Principal		$20,768,059.00
	b. Liquidation Proceeds allocable to Principal		$563,724.23
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$21,331,783.23
19.	Total Finance Charge and Principal Collections (17d + 18d)		$23,866,232.56
20.	Interest Income from Collection Account		$9,151.22
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$23,875,383.78

Available Funds
23.	Available Collections	$23,875,383.78
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$23,875,383.78
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$363,643.51
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$363,643.51
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$248,486.68
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$248,486.68
	m. Class A-4 Monthly Interest	$176,324.17
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$176,324.17
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$53,350.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$53,350.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$55,713.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$55,713.33
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$47,120.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$47,120.00

36.	Quaternary Principal Distributable Amount	$15,863,301.84
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$16,807,939.53
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,825,000.03
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,534,449.33
	b. Total Daily Deposits of Principal Collections	$21,331,783.23
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$9,151.22
	e. Total Deposits to Collection Account (sum a - d)	$23,875,383.78
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$363,643.51
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,269,296.05
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,242,444.22
	f. Total Withdrawals from Collection Account (sum a - e)	$23,875,383.78
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$248,486.68
	e. Class A-4 Interest Distribution	$176,324.17
	f. Class B Interest Distribution	$53,350.00
	g. Class C Interest Distribution	$55,713.33
	h. Class D Interest Distribution	$47,120.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$21,688,301.87
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$22,269,296.05
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$21,936,788.55
	e. Class A-4 Distribution	$176,324.17
	f. Class B Distribution	$53,350.00
	g. Class C Distribution	$55,713.33
	h. Class D Distribution	$47,120.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$22,269,296.05

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$1,242,444.22
	b. Reserve Account surplus (Ln 57)	$1,379.34
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,243,823.56
48.	Withdrawals
	a. Certificateholder Distribution	$1,243,823.56
	b. Total Withdrawals from Certificate Payment Account	$1,243,823.56
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.01	$2,912,500.01
	b. Note Balance	$408,858,908.10
50.	Required Reserve Account Amount	$2,912,500.01
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.01
52.	Investment Earnings	$1,379.34
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,913,879.35
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,379.34
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.01
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$363,643.51
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$22,269,296.05
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,242,444.22
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,379.34
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$21,936,788.55
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$176,324.17
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$53,350.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$55,713.33
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$47,120.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,243,823.56

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	773	$10,328,651.01
	b. 61 to 90 days past due	317	$4,242,316.85
	c. 91 to 120 days past due	103	$1,186,396.06
	d. 121 or more days past due	2	$26,050.38
	e. Total Past Due (sum a - d)	1,195	$15,783,414.30
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		3.8061%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	74	$920,242.87
77.	Liquidation Proceeds (recoveries)	279	$566,355.49
78.	Net Losses (Ln 76 - Ln 77)		$353,887.38
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0811%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,213	$33,503,451.64
81.	Liquidation Proceeds (recoveries)	1,984	$15,297,802.88
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$18,205,648.76
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		1.5627%
84.	Average Net Loss on Defaulted Receivables		$8,226.68

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,006,707,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer